Fair Value of Financial Instruments (Tables)	9 Months Ended
Jul. 31, 2023
Text Block [Abstract]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Set out in the following table are the amounts that would be reported if all financial assets and liabilities not currently carried at fair value were reported at their fair values. Refer to Note 17 of our annual consolidated financial statements for the year ended October 31, 2022 for further discussion on the determination of fair value.

(Canadian $ in millions)	July 31, 2023		October 31, 2022
	Carrying value	Fair value	Carrying value	Fair value
Securities (1)
Amortized cost	115,509	105,860	106,590	94,832

Loans (1)(2)
Residential mortgages	170,230	163,837	148,569	142,526
Consumer instalment and other personal	102,821	100,614	85,612	83,948
Credit cards	11,343	11,343	9,387	9,387
Business and government	339,637	338,216	302,079	300,173
	624,031	614,010	545,647	536,034

Deposits (3)	847,067	844,201	742,419	739,339
Securitization and structured entities’ liabilities (4)	24,290	23,480	25,816	24,989
Other liabilities (5)	3,953	3,239	4,088	3,181
Subordinated debt	8,062	7,800	8,150	7,743
  This table excludes financial instruments with a carrying value approximating fair value, such as cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements,   customers’ liability under acceptances, certain other assets, certain other liabilities, acceptances and securities lent or sold under repurchase agreements.

(1)	Carrying value is net of allowances for credit losses.
(2)
Excludes $1,391 million of residential mortgages classified as FVTPL, $5,378 million of business and government loans classified as FVTPL and $58 million of business and government loans classified as FVOCI ($176 million, $5,496 million and $60 million, respectively, as at October 31, 2022).

(3)
Excludes $35,759 million of structured note liabilities ($26,305 million as at October 31, 2022), $573 million of structured deposits ($536 million as at October 31, 2022) and $170 million of metals deposits ($218 million as at October 31, 2022) measured at fair value.

(4)	Excludes $2,377 million of securitization and structured note entities’ liabilities classified as FVTPL ($1,252 million as at October 31, 2022).
(5)	Other liabilities include certain other liabilities of subsidiaries, other than deposits.

Summary of Assets and Liabilities categorized by the Fair Value Hierarchy
The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and models without observable market information as inputs (Level 3) in the valuation of securities, residential mortgages, business and government loans classified as FVTPL and FVOCI, other assets, fair value liabilities, derivative assets and derivative liabilities is presented in the following table:

(Canadian $ in millions)			July 31, 2023		October 31, 2022
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	4,440	5,595	-	10,035	6,981	3,955	-	10,936
Canadian provincial and municipal governments	1,577	5,255	-	6,832	1,120	4,990	-	6,110
U.S. federal government	17,440	4,062	-	21,502	7,326	9,373	-	16,699
U.S. states, municipalities and agencies	-	628	-	628	56	83	-	139
Other governments	831	1,657	-	2,488	1,085	2,885	-	3,970
NHA MBS, and U.S. agency MBS and CMO	-	20,640	757	21,397	-	13,327	985	14,312
Corporate debt	3,243	8,462	19	11,724	1,445	8,144	3	9,592
Trading loans	-	292	-	292	-	346	-	346
Corporate equity	49,702	-	-	49,702	46,073	-	-	46,073
	77,233	46,591	776	124,600	64,086	43,103	988	108,177
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	107	119	-	226	319	174	-	493
Canadian provincial and municipal governments	57	1,201	-	1,258	36	1,044	-	1,080
U.S. federal government	1	1,981	-	1,982	-	4	-	4
Other governments	-	48	-	48	-	87	-	87
NHA MBS, and U.S. agency MBS and CMO	-	20	-	20	-	8	-	8
Corporate debt	189	7,029	11	7,229	62	6,409	8	6,479
Corporate equity	1,743	5	4,001	5,749	1,440	6	4,044	5,490
	2,097	10,403	4,012	16,512	1,857	7,732	4,052	13,641
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	4,605	11,345	-	15,950	3,544	8,757	-	12,301
Canadian provincial and municipal governments	845	3,454	-	4,299	972	3,599	-	4,571
U.S. federal government	1,438	2,437	-	3,875	1,443	1,667	-	3,110
U.S. states, municipalities and agencies	2	5,215	-	5,217	-	3,713	1	3,714
Other governments	1,273	5,646	-	6,919	1,795	4,616	-	6,411
NHA MBS, and U.S. agency MBS and CMO	-	14,139	-	14,139	-	9,268	-	9,268
Corporate debt	350	2,923	-	3,273	355	3,678	-	4,033
Corporate equity	-	-	159	159	-	-	153	153
	8,513	45,159	159	53,831	8,109	35,298	154	43,561
Loans
Residential mortgages	-	1,391	-	1,391	-	176	-	176
Business and government loans	-	5,301	135	5,436	-	5,536	20	5,556
	-	6,692	135	6,827	-	5,712	20	5,732
Other Assets (1)	7,122	64	61	7,247	4,148	60	49	4,257
Fair Value Liabilities
Securities sold but not yet purchased	31,626	14,816	-	46,442	18,465	22,514	-	40,979
Structured note liabilities (2)	-	35,759	-	35,759	-	26,305	-	26,305
Structured deposits (3)	-	573	-	573	-	536	-	536
Other liabilities (4)	1,373	3,333	7	4,713	1,179	2,298	2	3,479
	32,999	54,481	7	87,487	19,644	51,653	2	71,299
Derivative Assets
Interest rate contracts	44	10,858	-	10,902	80	12,682	-	12,762
Foreign exchange contracts	4	14,974	9	14,987	21	22,475	26	22,522
Commodity contracts	895	1,311	14	2,220	1,514	4,810	-	6,324
Equity contracts	83	4,921	3	5,007	939	5,552	-	6,491
Credit default swaps	-	37	-	37	-	61	-	61
	1,026	32,101	26	33,153	2,554	45,580	26	48,160
Derivative Liabilities
Interest rate contracts	38	14,618	-	14,656	58	16,540	-	16,598
Foreign exchange contracts	12	13,452	-	13,464	2	25,108	-	25,110
Commodity contracts	910	923	-	1,833	1,523	2,066	-	3,589
Equity contracts	318	12,970	-	13,288	1,203	13,381	-	14,584
Credit default swaps	12	21	2	35	-	73	2	75
	1,290	41,984	2	43,276	2,786	57,168	2	59,956

(1)	Other assets include precious metals, segregated fund assets in our insurance business, certain receivables and other items measured at fair value.
(2)	These structured note liabilities included in deposits have been designated at FVTPL.
(3)	This represents certain embedded options related to structured deposits carried at amortized cost.
(4)
Other liabilities include investment contract liabilities and segregated fund liabilities in our insurance business, certain payables and metals deposits that have been designated at FVTPL as well as certain securitization and structured entities’ liabilities measured at FVTPL
.

Significant Unobservable Inputs in Level 3 Instrument Valuations
Quantitative Information about Level 3 Fair Value Measurements
The table below presents the fair values of our significant Level 3 financial instruments measured at fair value on a recurring basis, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations. We have not applied any other reasonably possible alternative assumptions to the significant Level 3 categories of private equity investments, as the net asset values are provided by the investment or fund managers.

					Range of input values (1)
As at July 31, 2023 (Canadian $ in millions, except as noted)	Reporting line in fair value hierarchy table	Fair value of assets	Valuation techniques	Significant unobservable inputs	Low	High
Private equity	Corporate equity	4,001	Net asset value	Net asset value	na	na
			EV/EBITDA	Multiple	3x	19x
NHA MBS, U.S. agency MBS and CMO	NHA MBS, U.S. agency MBS and CMO	757	Discounted cash flows	Prepayment rate	3%	65%
			Market Comparable	Comparability Adjustment (2)	(3.37)	5.20

(1)
The low and high input values represent the lowest and highest actual level of inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the specific underlying instruments within each product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.

(2)	Range of input values represents price per security adjustment (Canadian $).

  na – not applicable

Summary of Transfers Between Level 1 and Level 2
The following tables present significant transfers between Level 1 and Level 2 for the three and nine months ended July 31, 2023 and July 31, 2022:

(Canadian $ in millions)
For the three months ended		July 31, 2023		July 31, 2022
	Level 1 to Level 2	Level 2 to Level 1	Level 1 to Level 2	Level 2 to Level 1
Trading securities	550	8,446	589	7,994
FVTPL securities	32	175	17	489
FVOCI securities	469	2,981	343	6,480
Securities sold but not yet purchased	185	8,357	990	10,845

(Canadian $ in millions)
For the nine months ended		July 31, 2023		July 31, 2022
	Level 1 to Level 2	Level 2 to Level 1	Level 1 to Level 2	Level 2 to Level 1
Trading securities	6,594	14,437	5,377	10,661
FVTPL securities	343	486	158	506
FVOCI securities	4,406	5,074	9,222	10,138
Securities sold but not yet purchased	3,255	12,177	2,721	11,999

Summary of Changes in Level 3 Instruments Carried At Fair Value
The tables below present a reconciliation of all changes in Level 3 financial instruments for the three and nine months ended July 31, 2023 and July 31, 2022, including realized and unrealized gains (losses) included in earnings and other comprehensive income as well as transfers into and out of Level 3. Transfers from Level 2 into Level 3 were due to an increase in unobservable market inputs used in pricing the securities. Transfers out of Level 3 into Level 2 were due to an increase in observable market inputs used in pricing the securities.

		Change in fair value			Movements		Transfers
For the three months ended July 31, 2023 (Canadian $ in millions)	Balance April 30, 2023	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at July 31, 2023	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	786	(80)	(20)	140	(105)	-	88	(52)	757	(73)
Corporate debt	12	-	-	11	(1)	-	2	(5)	19	-
Total trading securities	798	(80)	(20)	151	(106)	-	90	(57)	776	(73)
FVTPL Securities
Corporate debt	11	-	-	-	-	-	-	-	11	-
Corporate equity	6,089	(89)	(45)	179	(36)	-	-	(2,097)	4,001	(7)
Total FVTPL securities	6,100	(89)	(45)	179	(36)	-	-	(2,097)	4,012	(7)
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	-	-	-	-	-	-	-	-	-	na
Corporate equity	157	-	-	2	-	-	-	-	159	na
Total FVOCI securities	157	-	-	2	-	-	-	-	159	na
Business and Government Loans	201	-	(5)	21	-	(82)	-	-	135	-
Other Assets	60	1	-	1	-	(1)	-	-	61	1
Derivative Assets
Foreign exchange contracts	-	9	-	-	-	-	-	-	9	9
Commodity contracts	10	4	-	-	-	-	-	-	14	4
Equity contracts	4	(1)	-	-	-	-	-	-	3	(1)
Total derivative assets	14	12	-	-	-	-	-	-	26	12
Other Liabilities	5	(1)	-	3	-	-	-	-	7	(1)
Derivative Liabilities
Foreign exchange contracts	-	-	-	-	-	-	-	-	-	-
Credit default swaps	2	-	-	-	-	-	-	-	2	-
Total derivative liabilities	2	-	-	-	-	-	-	-	2	-

		Change in fair value			Movements		Transfers
For the nine months ended July 31, 2023 (Canadian $ in millions)	Balance October 31, 2022	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases (3)	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at July 31, 2023	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	985	(96)	(31)	406	(353)	-	310	(464)	757	(74)
Corporate debt	3	-	-	21	(1)	-	3	(7)	19	-
Total trading securities	988	(96)	(31)	427	(354)	-	313	(471)	776	(74)
FVTPL Securities
Corporate debt	8	-	-	3	-	-	-	-	11	-
Corporate equity	4,044	(127)	(41)	2,507	(284)	(1)	-	(2,097)	4,001	28
Total FVTPL securities	4,052	(127)	(41)	2,510	(284)	(1)	-	(2,097)	4,012	28
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	(1)	-	-	-	na
Corporate equity	153	-	-	7	(1)	-	-	-	159	na
Total FVOCI securities	154	-	-	7	(1)	(1)	-	-	159	na
Business and Government Loans	20	-	(3)	215	-	(97)	-	-	135	-
Other Assets	49	-	-	23	-	(11)	-	-	61	-
Derivative Assets
Foreign exchange contracts	26	(17)	-	-	-	-	-	-	9	9
Commodity contracts	-	1	-	13	-	-	-	-	14	1
Equity contracts	-	2	-	-	-	-	1	-	3	2
Total derivative assets	26	(14)	-	13	-	-	1	-	26	12
Other Liabilities	2	(1)	-	6	-	-	-	-	7	(1)
Derivative Liabilities
Foreign exchange contracts	-	12	-	-	-	(12)	-	-	-	(38)
Credit default swaps	2	-	-	-	-	-	-	-	2	-
Total derivative liabilities	2	12	-	-	-	(12)	-	-	2	(38)

(1)	Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
(2)	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on July 31, 2023 are included in earnings for the period.
(3)
FVTPL securities includes $969 million of Federal Home Loan Bank and Federal Reserve Bank equity and $587 million of investments in Low Income Housing Tax Credit entities, acquired as a result of our acquisition of Bank of the West.

  Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
  na – not applicable

		Change in fair value			Movements		Transfers
For the three months ended July 31, 2022 (Canadian $ in millions)	Balance April 30, 2022	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at July 31, 2022	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	721	(60)	(1)	216	(146)	-	95	(70)	755	(11)
Corporate debt	4	-	-	-	-	-	1	-	5	-
Total trading securities	725	(60)	(1)	216	(146)	-	96	(70)	760	(11)
FVTPL Securities
Corporate debt	-	-	-	8	-	-	-	-	8	-
Corporate equity	3,397	45	(3)	321	(89)	-	56	-	3,727	61
Total FVTPL securities	3,397	45	(3)	329	(89)	-	56	-	3,735	61
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	151	-	(2)	4	(1)	-	-	-	152	na
Total FVOCI securities	152	-	(2)	4	(1)	-	-	-	153	na
Business and Government Loans	6	-	-	-	-	-	-	-	6	-
Other Assets	-	-	-	9	-	-	-	-	9	-
Derivative Assets
Foreign exchange contracts	-	-	-	-	-	-	-	-	-	-
Commodity contracts	-	-	-	-	-	-	-	-	-	-
Equity contracts	-	-	-	-	-	-	-	-	-	-
Total derivative assets	-	-	-	-	-	-	-	-	-	-
Other Liabilities	1	-	-	-	-	-	-	-	1	-
Derivative Liabilities
Foreign exchange contracts	-	-	-	-	-	-	-	-	-	-
Credit default swaps	1	-	-	-	-	-	3	-	4	-
Total derivative liabilities	1	-	-	-	-	-	3	-	4	-

		Change in fair value			Movements		Transfers
For the nine months ended July 31, 2022 (Canadian $ in millions)	Balance October 31, 2021	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at July 31, 2022	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	675	(158)	29	818	(555)	-	251	(305)	755	(18)
Corporate debt	7	(2)	(1)	11	(4)	-	1	(7)	5	(1)
Total trading securities	682	(160)	28	829	(559)	-	252	(312)	760	(19)
FVTPL Securities
Corporate debt	-	-	-	8	-	-	-	-	8	-
Corporate equity	2,442	197	50	1,238	(256)	-	56	-	3,727	223
Total FVTPL securities	2,442	197	50	1,246	(256)	-	56	-	3,735	223
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	132	-	-	15	(1)	-	6	-	152	na
Total FVOCI securities	133	-	-	15	(1)	-	6	-	153	na
Business and Government Loans	6	-	-	-	-	-	-	-	6	-
Other Assets	-	-	-	9	-	-	-	-	9	-
Derivative Assets
Foreign exchange contracts	-	-	-	-	-	-	-	-	-	-
Commodity contracts	-	-	-	-	-	-	-	-	-	-
Equity contracts	-	-	-	-	-	-	-	-	-	-
Total derivative assets	-	-	-	-	-	-	-	-	-	-
Other Liabilities	-	-	-	1	-	-	-	-	1	-
Derivative Liabilities
Foreign exchange contracts	-	-	-	-	-	-	-	-	-	-
Credit default swaps	2	-	-	-	-	-	3	(1)	4	-
Total derivative liabilities	2	-	-	-	-	-	3	(1)	4	-

{1)	Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
{2)	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on July 31, 2022 are included in earnings for the period.
  Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
  na – not applicable